Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Federal	$ 183	$ 185	$ 133
State	3	4	2
Deferred taxes:
Federal	(57)	(62)	(27)
Impact of change in U.S. corporate tax rate	(24)	0	0
Provision for income taxes as shown in the statement of earnings	$ 105	$ 127	$ 108